Pension and other post-retirement benefits - Plan assets measured at fair value roll-forward (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	SFr 90
End of the measurement period	118	SFr 90
Defined benefit pension plans
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	19,951
End of the measurement period	21,084	19,951
Defined benefit pension plans | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,211	1,157
Transfers In	48	6
Transfers Out	0	0
On assets still held at reporting date	43	48
On assets sold during the period	1	0
Purchases, sales, settlements	(9)	0
Foreign currency translation impact	0	0
End of the measurement period	1,294	1,211
Defined benefit pension plans | Level 3 | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	7	1
Transfers In	35	6
Transfers Out	0	0
On assets still held at reporting date	1	0
On assets sold during the period	0	0
Purchases, sales, settlements	(6)	0
Foreign currency translation impact	0	0
End of the measurement period	37	7
Defined benefit pension plans | Level 3 | Real estate
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,204	1,156
Transfers In	13	0
Transfers Out	0	0
On assets still held at reporting date	42	48
On assets sold during the period	1	0
Purchases, sales, settlements	(3)	0
Foreign currency translation impact	0	0
End of the measurement period	1,257	1,204
Defined benefit pension plans | Level 3 | Real estate - direct
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,204	1,156
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	42	48
On assets sold during the period	1	0
Purchases, sales, settlements	(3)	0
Foreign currency translation impact	0	0
End of the measurement period	1,244	1,204
Defined benefit pension plans | Level 3 | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
Transfers In	13
Transfers Out	0
On assets still held at reporting date	0
On assets sold during the period	0
Purchases, sales, settlements	0
Foreign currency translation impact	0
End of the measurement period	13	0
Switzerland | Defined benefit pension plans
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	15,951	15,602
Foreign currency translation impact	0	0
End of the measurement period	16,996	15,951
Switzerland | Defined benefit pension plans | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	4,372
End of the measurement period	4,248	4,372
Switzerland | Defined benefit pension plans | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	4,372
End of the measurement period	4,248	4,372
Switzerland | Defined benefit pension plans | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	6,011
End of the measurement period	6,790	6,011
Switzerland | Defined benefit pension plans | Real estate
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,933
End of the measurement period	1,984	1,933
Switzerland | Defined benefit pension plans | Real estate - direct
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,204
End of the measurement period	1,244	1,204
Switzerland | Defined benefit pension plans | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	729
End of the measurement period	740	729
Switzerland | Defined benefit pension plans | Alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	3,195
End of the measurement period	3,590	3,195
Switzerland | Defined benefit pension plans | Private equity - alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,107
End of the measurement period	1,313	1,107
Switzerland | Defined benefit pension plans | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,293
End of the measurement period	1,445	1,293
Switzerland | Defined benefit pension plans | Other alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	795
End of the measurement period	832	795
Switzerland | Defined benefit pension plans | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,204	1,156
Transfers In	48	0
Transfers Out	0	0
On assets still held at reporting date	43	48
On assets sold during the period	1	0
Purchases, sales, settlements	(2)	0
Exchange rate gains/(losses) on investments	0	0
End of the measurement period	1,294	1,204
Switzerland | Defined benefit pension plans | Level 3 | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	37	0
Switzerland | Defined benefit pension plans | Level 3 | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	37	0
Switzerland | Defined benefit pension plans | Level 3 | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Switzerland | Defined benefit pension plans | Level 3 | Real estate
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,204
End of the measurement period	1,257	1,204
Switzerland | Defined benefit pension plans | Level 3 | Real estate - direct
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,204
End of the measurement period	1,244	1,204
Switzerland | Defined benefit pension plans | Level 3 | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	13	0
Switzerland | Defined benefit pension plans | Level 3 | Alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Switzerland | Defined benefit pension plans | Level 3 | Private equity - alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Switzerland | Defined benefit pension plans | Level 3 | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Switzerland | Defined benefit pension plans | Level 3 | Other alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	4,000	3,712
Foreign currency translation impact	97	(340)
End of the measurement period	4,088	4,000
International | Defined benefit pension plans | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	2,526
End of the measurement period	3,441	2,526
International | Defined benefit pension plans | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,510
End of the measurement period	1,810	1,510
International | Defined benefit pension plans | Government debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,016
End of the measurement period	1,631	1,016
International | Defined benefit pension plans | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	609
End of the measurement period	216	609
International | Defined benefit pension plans | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	58
End of the measurement period	27	58
International | Defined benefit pension plans | Alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	498
End of the measurement period	109	498
International | Defined benefit pension plans | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	177
End of the measurement period	76	177
International | Defined benefit pension plans | Other alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	321
End of the measurement period	33	321
International | Defined benefit pension plans | Other investments, plan assets
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	90
End of the measurement period	92	90
International | Defined benefit pension plans | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	7	1
Transfers In	0	6
Transfers Out	0	0
On assets still held at reporting date	0	0
On assets sold during the period	0	0
Purchases, sales, settlements	(7)	0
Foreign currency translation impact	0	0
End of the measurement period	0	7
International | Defined benefit pension plans | Level 3 | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	7
End of the measurement period	0	7
International | Defined benefit pension plans | Level 3 | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	7
End of the measurement period	0	7
International | Defined benefit pension plans | Level 3 | Government debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Other alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Defined benefit pension plans | Level 3 | Other investments, plan assets
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
International | Other post-retirement defined benefit plans
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0	0
Foreign currency translation impact	0	0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	4,000	3,712
Foreign currency translation impact	97	(340)
End of the measurement period	4,088	4,000
Bank | International | Defined benefit pension plans | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	2,526
End of the measurement period	3,441	2,526
Bank | International | Defined benefit pension plans | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,510
End of the measurement period	1,810	1,510
Bank | International | Defined benefit pension plans | Government debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,016
End of the measurement period	1,631	1,016
Bank | International | Defined benefit pension plans | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	609
End of the measurement period	216	609
Bank | International | Defined benefit pension plans | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	58
End of the measurement period	27	58
Bank | International | Defined benefit pension plans | Alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	498
End of the measurement period	109	498
Bank | International | Defined benefit pension plans | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	177
End of the measurement period	76	177
Bank | International | Defined benefit pension plans | Other alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	321
End of the measurement period	33	321
Bank | International | Defined benefit pension plans | Other investments, plan assets
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	90
End of the measurement period	92	90
Bank | International | Defined benefit pension plans | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	7	1
Transfers In	0	6
Transfers Out	0	0
On assets still held at reporting date	0	0
On assets sold during the period	0	0
Purchases, sales, settlements	(7)	0
Foreign currency translation impact	0	0
End of the measurement period	0	7
Bank | International | Defined benefit pension plans | Level 3 | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	7
End of the measurement period	0	7
Bank | International | Defined benefit pension plans | Level 3 | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	7	1
Transfers In	0	6
Transfers Out	0	0
On assets still held at reporting date	0	0
On assets sold during the period	0	0
Purchases, sales, settlements	(7)	0
Foreign currency translation impact	0	0
End of the measurement period	0	7
Bank | International | Defined benefit pension plans | Level 3 | Government debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans | Level 3 | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans | Level 3 | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans | Level 3 | Alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans | Level 3 | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans | Level 3 | Other alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | International | Defined benefit pension plans | Level 3 | Other investments, plan assets
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | International | Other post-retirement defined benefit plans
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0	0
Foreign currency translation impact	0	0
End of the measurement period	SFr 0	SFr 0